Leases (Details) - Schedule of maturities of lease liabilities	12 Months Ended
Mar. 31, 2023 USD ($)
Operating Leases [Member]
Leases (Details) - Schedule of maturities of lease liabilities [Line Items]
2024	$ 1,440,693
2025	595,742
2026	164,213
2027	123,188
2028	123,188
Thereafter	759,661
Total lease payments	3,206,685
Less: imputed interest	(466,277)
Present value of lease liabilities	2,740,408
Finance Leases [Member]
Leases (Details) - Schedule of maturities of lease liabilities [Line Items]
2024	362,452
2025	327,019
2026	194,657
2027	143,380
2028	73,321
Thereafter	12,343
Total lease payments	1,113,172
Less: imputed interest	(120,464)
Present value of lease liabilities	$ 992,708